Other Income And Other Expenses - Summary of Other Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Loss on disposal of Property, plant and equipment	€ 132	€ 1	€ 10
Amendment fees on license agreement		1,100
Total Other Expenses	338	1,466	114
Other Expenses [Member]
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payments			69
Remeasurement of RCA's		328
Loss on disposal of Property, plant and equipment	132	1	10
Loss on disposals of Intangible assets	58
Amendment fees on license agreement		1,104
Other	149	33	35
Total Other Expenses	€ 339	€ 1,466	€ 114